NON-CONTROLLING INTERESTS - Preferred equity (Details) - USD ($) shares in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of preference shares [Line Items]
Dividends declared for the year ended		$ (1,415)	$ (1,607)	$ (1,383)
Percent of public float allowed to be repurchased for Class A Preference Units	10.00%
Preferred equity
Disclosure of preference shares [Line Items]
Shares outstanding (in shares)		31,030
Dividends declared for the year ended		$ 25	26
Carrying value as at		$ 609	597
Series 1 (C$136)
Disclosure of preference shares [Line Items]
Shares outstanding (in shares)		6,850
Cumulative dividend rate (%)		3.36%
Dividends declared for the year ended		$ 3	3
Carrying value as at		$ 134	105
Series 2 (C$113)
Disclosure of preference shares [Line Items]
Shares outstanding (in shares)		3,110
Cumulative dividend rate (%)		2.76%
Dividends declared for the year ended		$ 3	4
Carrying value as at		$ 62	86
Series 3 (C$249)
Disclosure of preference shares [Line Items]
Shares outstanding (in shares)		9,960
Cumulative dividend rate (%)		4.40%
Dividends declared for the year ended		$ 8	8
Carrying value as at		$ 195	192
Series 5 (C$103)
Disclosure of preference shares [Line Items]
Shares outstanding (in shares)		4,110
Cumulative dividend rate (%)		5.00%
Dividends declared for the year ended		$ 4	4
Carrying value as at		$ 81	79
Series 6 (C$175)
Disclosure of preference shares [Line Items]
Shares outstanding (in shares)		7,000
Cumulative dividend rate (%)		5.00%
Dividends declared for the year ended		$ 7	7
Carrying value as at		$ 137	$ 135